Common Stock, Preferred Stock and Additional Paid In Capital (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended		0 Months Ended			0 Months Ended
	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Jun. 30, 2011 Acquistion of 25% of Ocean Rig UDW (Member)	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Apr. 12, 2011 Delivery of Ocean Rig Olympia (Member)	Feb. 14, 2011 Delivery of Ocean Rig Olympia (Member)	Jun. 30, 2011 Delivery of Ocean Rig Olympia (Member)	Feb. 14, 2011 Delivery of Ocean Rig Corvorado (Member)
Preferred stock shares issued			52,238,806
Percentage of shares acquired			25.00%
Face value of preferred shares issued	$ 280,000
Fair value of preffered shares issue			268,000
Fair value of shares acquired			318,000
Cash consideration			50,000
Preferred Stock		6.75%
Conversion Premium		127.50%
Percentage Of Preferred Stock Converted					25.00%		25.00%
The number of shares converted				13,059,701			13,059,701
Shares issued due to the conversion of preferred stock				10,242,903			10,242,903
Shares issued in relation to the preferred stock dividend				644,844			5,158,762
Dividends Payable						$ 3,930
Optional conversion rate		0.7